Income tax - Summary of Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Current year	$ 4,331	$ 3,006
Changes in prior years position	(478)	(803)
Current tax expense	3,853	2,203
Origination and reversal of temporary differences	(5,139)	(4,733)
Changes in tax rate & deferred tax asset not recognized	53	918
Changes in prior years position	(100)	772
Deferred tax recovery	$ (5,186)	$ (3,043)